Series B Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Series B Warrants [Abstract]
Series B Warrants

6. Series B Warrants

In conjunction with the Series B Preferred Stock financing, the Company issued 6,437,500 common stock warrants that are exercisable at a price of $1.15 per share and expire five years from the issuance date. The warrants were initially valued at $2,935,800 utilizing the Black-Scholes pricing model. The warrants are exercisable in cash or through a cashless exercise provision. The Series B warrants also have a "down-round" protection feature provided to the investors if the Company subsequently issues or sells any shares of common stock, stock options, or convertible securities at a price less than the exercise price of $1.15 per each warrant. The exercise price is automatically adjusted down to the price of the instrument being issued. In October 2016, as a result of the Series C Preferred Stock financing, the exercise price was adjusted to $0.40 and in December, 2016, as a result of the Series D Preferred Stock financing, the exercise price was adjusted to $0.25. The Company reviewed the classification of the warrants as liabilities or equity under the guidance of ASC 480-10, Distinguishing Liabilities from Equity, and concluded that the Series B warrants should be classified as a liability. The Company then applied the fair value allocation methodology for allocating the proceeds of $5.0 million received from the Series B financing between the conversion liability and the warrants with the residual amount being allocated to the preferred stock. The Company also performed the same valuation as of September 30, 2017 utilizing the Black-Scholes pricing model and the following assumptions:

	Nine Months Ended September 30,
	2017	2016
Dividend yield	0.00%	0.00%
Volatility factor	70.00%	70.00%
Risk-free interest rate	1.58%	1.11-1.29%
Expected term (years)	3.15	4.14-4.15
Weighted-average fair value of warrants	$0.17	$0.13

This resulted in a warrant value of $791,813 as of September 30, 2017. The change in fair market value at the re-measurement date was recorded as non-operating income totaling $281,497 and $320,495 for the three and nine months ended September 30, 2017, respectively. The Company performed the same valuation as of September 30, 2016, utilizing the same methodology. This resulted in a warrant value of $869,990 as of September 30, 2016. The change in fair market value at the re-measurement date was recorded as non-operating expense totaling $27,665 for the three months ended September 30, 2016 and non-operating income totaling $1,584,969 for the nine months ended September 30, 2016.

6. Series B Warrants

In conjunction with the Series B Preferred Stock financing, the Company issued 6,437,500 common stock warrants that are exercisable at a price of $1.15 per share and expire five years from the issuance date. The warrants were initially valued at $2,935,800 utilizing the Black-Scholes pricing model. The warrants are exercisable in cash or through a cashless exercise provision. The Series B warrants also have a "down-round" protection feature provided to the investors if the Company subsequently issues or sells any shares of common stock, stock options, or convertible securities at a price less than the exercise price of $1.15 per each warrant. The exercise price is automatically adjusted down to the price of the instrument being issued. In October 2016, as a result of the Series C Preferred Stock financing, the exercise price was adjusted to $0.40 and in December, 2016, as a result of the Series D Preferred Stock financing, the exercise price was adjusted to $0.25. The Company reviewed the classification of the warrants as liabilities or equity under the guidance of ASC 480-10, Distinguishing Liabilities from Equity, and concluded that the Series B warrants should be classified as a liability. The Company then applied the fair value allocation methodology for allocating the proceeds of $5.0 million received from the Series B financing between the conversion liability and the warrants with the residual amount being allocated to the preferred stock. The Company also performed the same valuation as of December 31, 2016 utilizing the Black-Scholes pricing model and the following assumptions:

	Years Ended December 31,
	2016	2015
Dividend yield	0.00%	0.00%
Volatility factor	70.00%	70.00%
Risk-free interest rate	1.616%	1.75%
Expected term (years)	3.63	4.61
Weighted-average fair value of warrants	$0.17	$0.46

This resulted in a warrant value of $1,112,308 as of December 31, 2016. The change in fair market value at the re-measurement date was recorded as non-operating income totaling $1,342,651 for the year ended December 31, 2016. The Company performed the same valuation as of December 31, 2015 which resulted in the warrant value of $2,454,959. The change in fair market value at the re-measurement date was recorded as non-operating income totaling $481,610 for the year ended December 31, 2015.